Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 47,085	$ 100,264	$ 54,644
Accounts receivable	3,046	2,884	12,074
Prepaid expenses	1,177	1,290	785
Other current assets	52,239	13,878
Inventory			46,444
Prepaid expenses and other current assets		15,168	785
Total Current Assets	103,547	118,316	113,947
Fixed assets, net	7,978	8,615	26,101
Software development costs	53,944
Security deposit	3,970	5,555	2,332
TOTAL ASSETS	169,439	132,486	142,380
Current Liabilities:
Accounts payable and accrued liabilities	348,908	105,904	9,498
Due to stockholders	694,850	669,126	412,907
Convertible notes payable, net of discounts	776,366	408,247
Total Current Liabilities	1,820,124	1,183,277	422,405
Total Liabilities	1,820,124	1,183,277	422,405
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock value		50
Common stock: 1,000,000,000, 500,000,000 and 100,000,000 authorized at March 31, 2018, December 31, 2017 and 2016 respectively; $0.00001 par value; 82,962,338, 82,200,000, and 50,000,000 shares issued and outstanding at March 31, 2018, December 31, 2017 and 2016 respectively	830	822	500
Additional paid-in capital	1,645,551	1,267,916	694,340
Common stock to be issued		92,646
Accumulated other comprehensive income (loss)	(13,150)	1,514	20,119
Accumulated deficit	(3,283,969)	(2,413,739)	(994,984)
Total Stockholders' Deficit	(1,650,685)	(1,050,791)	(280,025)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	169,439	132,486	142,380
Series A Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock value	50	50
Series B Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock value	3
Total Stockholders' Deficit	$ 3